Sale Of Common Shares And Issuance Of Common Stock Warrants	12 Months Ended
Dec. 31, 2011
Sale Of Common Shares And Issuance Of Common Stock Warrants [Abstract]
Sale Of Common Shares And Issuance Of Common Stock Warrants

26. Sale of Common Shares and Issuance of Common Stock Warrants

There were no sales of common shares or issuance of common stock warrants during 2011. Outstanding as of December 31, 2010 were 35,992 Series A Common Share Warrants and 35,992 Series B Common Share Warrants which were issued as part of the registered direct public offering completed on December 10, 2010. The Series A and Series B Common Share Warrants had an exercise price of $76.41. The Series A Common Share Warrants issued in December 2010 were not exercised and expired on June 10, 2011. The Series B Common Share Warrants issued in December 2010 were not exercised and expired on December 20, 2011.